OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Long-Term Liabilities [Line Items]
Unfavorable contract liabilities	$ 104,447	$ 0
Non-current portion of operating lease liability	$ 510	$ 2,178
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Others	$ 765	$ 0
Other non-current liabilities	105,722	13,678
Variable interest entity
Schedule of Other Long-Term Liabilities [Line Items]
Lessor VIE dividend payable	0	11,500
Other non-current liabilities	$ 0	$ 11,500